Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Apr. 30, 2012
Income Taxes Details [Abstract]
incomelossfromcontinuingoperationsbeforeincometaxesdomestic									$ 1,193,047,000	$ 1,105,481,000	$ 1,002,669,000
incomelossfromcontinuingoperationsbeforeincometaxesforeign									23,826,000	12,508,000	9,507,000
Income from continuing operations before income taxes	296,539,000	305,400,000	353,816,000	261,118,000	222,467,000	294,871,000	343,134,000	257,517,000	1,216,873,000	1,117,989,000	1,012,176,000
Current Income Tax Expense Benefit Continuing Operations Abstract
Current Federal Tax Expense Benefit									356,843,000	194,816,000	265,862,000
Current State And Local Tax Expense Benefit									32,438,000	26,527,000	34,478,000
Current Foreign Tax Expense Benefit									4,953,000	4,354,000	1,497,000
Current Income Tax Expense Benefit									394,234,000	225,697,000	301,837,000
Deferred Income Tax Expense Benefit Continuing Operations Abstract
Deferred Federal Income Tax Expense Benefit									47,348,000	174,412,000	68,289,000
Deferred State And Local Income Tax Expense Benefit									11,959,000	20,462,000	12,693,000
Deferred Foreign Income Tax Expense Benefit									1,971,000	(77,000)	2,418,000
Provision for deferred income taxes									61,278,000	194,797,000	83,400,000
Income taxes	106,090,000	115,223,000	134,673,000	99,526,000	78,648,000	113,122,000	130,893,000	97,831,000	455,512,000	420,494,000	385,237,000
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate									35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation State And Local Income Taxes									2.30%	1.70%	3.30%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential									(0.10%)	0.00%	0.10%
Effective Income Tax Rate Reconciliation Other Adjustments									0.20%	0.90%	(0.30%)
Effective Income Tax Rate Continuing Operations									37.40%	37.60%	38.10%
Components Of Deferred Tax Assets And Liabilities Abstract
Deferred Tax Liabilities Merchandise Inventories	985,571,000				898,655,000				985,571,000	898,655,000
Deferred Tax Liabilities Property Plant And Equipment	132,732,000				130,028,000				132,732,000	130,028,000
Deferred Tax Liabilities Goodwill And Intangible Assets	249,913,000				142,810,000				249,913,000	142,810,000
Deferred Tax Liabilities Other	705,000				1,588,000				705,000	1,588,000
Deferred Tax Liabilities	1,368,921,000				1,173,081,000				1,368,921,000	1,173,081,000
Deferred Tax Assets Net Operating Loss Carryforwards and Tax Credit Carryforwards	(59,994,000)				(40,742,000)				(59,994,000)	(40,742,000)
Deferred Tax Assets Capital Loss Carryforwards	(230,395,000)				(230,122,000)				(230,395,000)	(230,122,000)
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance For Doubtful Accounts	(30,856,000)				(32,882,000)				(30,856,000)	(32,882,000)
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Accrued Liabilities	(9,651,000)				(462,000)				(9,651,000)	(462,000)
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Other	(17,392,000)				(24,206,000)				(17,392,000)	(24,206,000)
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Share Based Compensation Cost	(28,197,000)				(25,697,000)				(28,197,000)	(25,697,000)
Deferred Tax Assets Other	(57,596,000)				(44,398,000)				(57,596,000)	(44,398,000)
Deferred Tax Assets Gross	(434,081,000)				(398,509,000)				(434,081,000)	(398,509,000)
Deferred Tax Assets Valuation Allowance	254,182,000				249,906,000				254,182,000	249,906,000
Deferred Tax Assets Net	179,899,000				148,603,000				179,899,000	148,603,000
Deferred Tax Assets Liabilities Net	1,189,022,000				1,024,478,000				1,189,022,000	1,024,478,000
Potentaial Tax Benefits From Federal Net Operating Loss Carryforwards	21,500,000								21,500,000
Potential Tax Benefits From State Net Operating Loss Carryforwards	51,400,000								51,400,000
Potential Tax Benefits From Foreign Net Operating Loss Carryforwards	6,500,000								6,500,000
Potential Tax Benefits That Would Be Recorded As Paid In Capital	6,000,000								6,000,000
Potential Tax Benefits That Would Reduce Income Tax Expense	14,800,000								14,800,000
Potential Tax Benefits From Capital Loss Carryforwards	230,400,000								230,400,000
State Tax Credit Carryforwards	1,400,000								1,400,000
Acquired Net Operating Loss Carryforwards												78,000,000
Increase Decrease in Valuation Allowance on Deferred Tax Assets									4,300,000	14,600,000
Excess tax benefit from the exercise of stock options									25,703,000	39,711,000	21,036,000
Income Taxes Paid Net									302,100,000	214,600,000	257,800,000
Unrecognized Tax Benefits Including Federal Benefit	43,300,000				45,700,000				43,300,000	45,700,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	30,100,000				30,900,000				30,100,000	30,900,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	6,300,000				9,900,000				6,300,000	9,900,000
Unrecognized Tax Benefits Schedule [Abstract]
Unrecognized Tax Benefits Beginning of Period				35,803,000				36,830,000	35,803,000	36,830,000	37,649,000
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions									6,094,000	5,866,000	6,710,000
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions									1,045,000	3,592,000	737,000
unrecognized tax benefits increase from acquisition									2,748,000
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions									(5,177,000)	(386,000)	(4,826,000)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities									(2,286,000)	(7,136,000)	(2,810,000)
Unrecognized Tax Benefits Reductions Resulting From Lapse Of Applicable Statute Of Limitations									(1,237,000)	(2,963,000)	(630,000)
Unrecognized Tax Benefits End of Period	36,990,000				35,803,000				36,990,000	35,803,000	36,830,000
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Amount Of Unrecorded Benefit	2,300,000								2,300,000
undistributed earnings of foreign subsidiaries	$ 93,000,000								$ 93,000,000